Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Investment in real estate:
Land	$ 6,840,848	$ 5,539,877
Building and improvements	5,173,719	3,680,502
Land and Land Improvements	12,014,567	9,220,379
Less: accumulated depreciation	(327,728)	(223,450)
Investment in real estate, net	11,686,839	8,996,929
Cash	90,646	199,570
Accounts receivable	6,188
Other assets	263,891	221,033
Equipment, net	4,734
Total Assets	12,052,298	9,417,532
LIABILITIES
Accounts payable and accrued liabilities	240,537	88,210
Due to related parties	436,372	14,895
Note Payable - related party	75,809	0
Prepaid rent received	23,838	39,598
Notes payable	5,236,792	4,271,665
Total Liabilities	6,013,348	4,414,368
SHAREHOLDERS' EQUITY
Preferred Stock, 9,980,000 shares authorized, $0.001 par value; no shares issued and outstanding (December 31, 2015 - no shares)	0	0
Common stock, 500,000,000 shares authorized, par value $0.01; 8,288,301 shares outstanding (December 31, 2015 - 7,566,815 shares)	91,919	75,668
Additional paid-in capital	16,570,371	12,390,239
Accumulated deficit	(12,285,258)	(7,994,647)
Total American Housing Income Trust, Inc.'s Shareholders' Equity	4,377,032	4,471,260
Non-controlling interest	1,661,918	531,904
Total Shareholders' Equity	6,038,950	5,003,164
Total Liabilities and Shareholders' Equity	12,052,298	9,417,532
Preferred Class A [Member]
SHAREHOLDERS' EQUITY
Preferred Stock - Series A, 20,000 shares authorized, $0.001 par value; no shares issued and outstanding (December 31, 2015 - no shares)	$ 0	$ 0